Debt Facilities (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Convertible Debt
The 4.75% Convertible Subordinated Notes consisted of the following as of December 31 (in thousands):

	2016	2015
Equity component (1)	$—	$42,091
Liability component:
Principal	$—	$150,082
Less debt discount and debt issuance costs, net (2)	—	(3,961)
Net carrying amount	$—	$146,121
__________________________
(1)Included in the consolidated balance sheets within additional paid-in capital.
(2)Included in the consolidated balance sheets within convertible debt and is amortized over the remaining life of the 4.75% Convertible Subordinated Notes.
The Company’s convertible debt consisted of the following as of December 31 (in thousands):

	2016	2015
4.75% Convertible Subordinated Notes	$—	$150,082
Less amount representing debt discount and debt issuance cost	—	(3,961)
	$—	$146,121

Summary of Debt
The Company’s senior notes consisted of the following as of December 31 (in thousands):

	2016	2015
5.375% Senior Notes due 2023	$1,000,000	$1,000,000
5.375% Senior Notes due 2022	750,000	750,000
4.875% Senior Notes due 2020	500,000	500,000
5.75% Senior Notes due 2025	500,000	500,000
5.875% Senior Notes due 2026	1,100,000	1,100,000
	3,850,000	3,850,000
Less amount representing debt issuance cost	(39,230)	(45,366)
	$3,810,770	$3,804,634
The Company’s mortgage and loans payable consisted of the following as of December 31 (in thousands):

	2016	2015
Term loans	$1,006,982	$456,740
Bridge term loan	—	386,547
Japanese Yen term loan	406,600	—
Revolving credit facility borrowings	—	325,622
Brazil financings	—	27,113
Mortgage payable and other loans payable	44,382	47,677
	1,457,964	1,243,699
Less the amount representing debt discount and debt issuance cost	(22,811)	(2,681)
Add the amount representing mortgage premium	1,862	1,987
	1,437,015	1,243,005
Less current portion	(67,928)	(770,236)
	$1,369,087	$472,769

Schedule of Interest Charges Incurred
The following table sets forth total interest expense recognized related to the 4.75% Convertible Subordinated Notes for the years ended December 31 (in thousands):

	2016	2015
Contractual interest expense	$3,267	$7,501
Amortization of debt issuance costs	186	428
Amortization of debt discount	3,775	8,060
	$7,228	$15,989
Effective interest rate of the liability component	10.48%	10.65%
The following table sets forth total interest costs incurred and total interest costs capitalized for the years ended December 31 (in thousands):

	2016	2015	2014
Interest expense	$392,156	$299,055	$270,553
Interest capitalized	13,338	10,943	19,004
Interest charges incurred	$405,494	$309,998	$289,557

Summary of Senior Notes Redemption Price Percentage
On or after April 1, 2017, the Company may redeem all or a part of the 2020 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning on April 1 of the years indicated below:

Redemption Price of the 2020 Senior Notes
2018	102.438%
2019	101.219%
2020 and thereafter	100.000%
On or after April 1, 2018, the Company may redeem all or a part of the 2023 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning on April 1 of the years indicated below:

Redemption Price of the 2023 Senior Notes
2018	102.688%
2019	101.792%
2020	100.896%
2021 and thereafter	100.000%
On or after January 1, 2018, the Company may redeem all or a part of the 2022 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning January 1 of the years indicated below:

Redemption Price of the 2022 Notes
2018	104.031%
2019	102.688%
2020	101.344%
2021 and thereafter	100.000%
On or after January 1, 2020, the Company may redeem all or a part of the 2025 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning January 1 of the years indicated below:

Redemption Price of the 2025 Notes
2020	102.875%
2021	101.917%
2022	100.958%
2023 and thereafter	100.000%
On or after January 15, 2021, the Company may redeem all or a part of the 2026 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning January 15 of the years indicated below:

Redemption Price of the 2026 Notes
2021	102.938%
2022	101.958%
2023	100.979%
2024 and thereafter	100.000%

Summary of Maturities of Debt Facilities
The following table sets forth maturities of the Company’s debt, including mortgage, loans payable, and senior notes, gross of debt issuance costs and debt discounts, as of December 31, 2016 (in thousands):

Years ending:
2017	$67,928
2018	68,013
2019	348,271
2020	530,836
2021	330,530
Thereafter	3,964,248
$5,309,826

Fair Value of Debt Facilities
The following table sets forth the estimated fair values of the Company’s mortgage, loans payable, convertible debt, senior notes and revolving credit line, including current maturities, as of December 31 (in thousands):

	2016	2015
Mortgage and loans payable	$1,461,954	$916,602
Convertible debt	—	151,997
Senior notes	4,033,985	3,954,000
Revolving credit facility	—	325,617